Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Madison ETFs Trust
Entity Central Index Key	0001976877
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Madison Short-Term Strategic Income ETF
Shareholder Report [Line Items]
Fund Name	Madison Short-Term Strategic Income ETF
Class Name	Madison Short-Term Strategic Income ETF
Trading Symbol	MSTI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Madison Short-Term Strategic Income ETF for the period of September 5, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Short-Term Strategic Income ETF	$34*	0.40%
[1]
Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Madison Short-Term Strategic Income ETF (NAV) returned 5.71% and (market) 5.74% from its inception through June 30th, 2024. Both outperforming the Bloomberg U.S. 1–5-year government/credit index which returned 4.28%.
The primary drivers of performance were an overweight to risk assets, specifically investment grade and high yield corporate bonds and asset-backed securities (ABS). Performance was also positively impacted by a yield advantage over the benchmark. The largest detractor to performance was the Treasury allocation given the strong risk asset performance. The fund was overweight financials, especially bank bonds maturing in three to five years, which had strong performance relative to other sub-sectors in investment grade corporate bonds. High yield corporate bonds also performed well given strong equity markets and positive economic growth. ABS performed well given attractive spreads and a shorter duration during a period of falling front-end interest rates. Finally, Mortgage Backed Securities performance was mixed as interest rate volatility was elevated and the yield curve continued to be inverted.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/05/2023)
Madison Short-Term Strategic Income ETF NAV	5.71
Madison Short-Term Strategic Income ETF Market	5.74
Bloomberg 1-5 Year Government/Credit Index	4.28

Updated Performance Information Location [Text Block]	Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information. Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
Net Assets	$ 59,797,928
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 183,162
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$59,797,928
Number of Holdings	96
Net Advisory Fee	$183,162
Portfolio Turnover	17%
Average Credit Quality	Baa2
Effective Duration	2.43 yrs
30-Day SEC Yield	5.02%

Holdings [Text Block]

Top Sectors (% of net assets)
Financials	31.5%
Asset Backed Securities	12.5%
Government	8.9%
Mortgage Securities	8.6%
Communications	6.9%
Industrials	6.8%
Technology	6.5%
Energy	5.1%
Health Care	4.0%
Cash & Other	9.2%

Top 10 Issuers (% of net assets)
United States Treasury Note/Bond	7.6%
Federal Home Loan Mortgage Corp.	3.2%
Federal National Mortgage Association	2.8%
GM Financial Consumer Automobile Receivables Trust	2.2%
Discover Financial Services	2.2%
Bank of America Corp.	2.1%
Netflix, Inc.	2.1%
Goldman Sachs Group, Inc.	2.0%
PNC Financial Services Group, Inc.	2.0%
JPMorgan Chase & Co.	2.0%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser.
Madison Investment Holdings, Inc., the holding company parent of the Funds’ advisor, Madison Asset Management, LLC (“MAM”), and distributor, MFD Distributor, LLC (“MFD”) underwent a change of control effective December 1, 2023. There were no material changes to the operations of the Fund, MAM or MFD as a result of the change of control.
Effective as of November 1, 2023, the Fund’s investment subadvisor, Toroso Investments, LLC underwent a name change and is now known as Tidal Investments LLC (“Tidal”). Effective October 1, 2023, Tidal waived the fees it receives from MAM for this Fund.
This is a summary of certain changes to the Fund since inception. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2024 at  https://www.madisonfunds.com/etfs/#documents or upon request at 800-767-0300.

Updated Prospectus Phone Number	800-767-0300
Updated Prospectus Web Address	https://www.madisonfunds.com/etfs/#documentshttps://www.madisonfunds.com/etfs/#documents
Madison Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	Madison Aggregate Bond ETF
Class Name	Madison Aggregate Bond ETF
Trading Symbol	MAGG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Madison Aggregate Bond ETF for the period of August 28, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Aggregate Bond ETF	$34*	0.40%
[2]
Expenses Paid, Amount	$ 34	[2]
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Madison Aggregate Bond ETF (NAV) returned 4.81% and (market) 4.98% from its inception through June 30th, 2024. Both outperforming the Bloomberg U.S. Aggregate Index which returned 4.10%.
The primary drivers of performance were an overweight to risk assets, specifically investment grade corporate bonds, higher coupon mortgage-backed securities (MBS) and asset-backed securities (ABS). Performance was also positively impacted by a yield advantage over the benchmark. The largest detractor to performance was the Treasury allocation given a longer duration and a steepening yield curve during the period. The fund was overweight financials, especially bank bonds, which had strong performance relative to other sub-sectors in investment grade corporate bonds. Within the securitized sector, the fund was overweight 4.50% to 5.50% coupon, thirty-year MBS, which outperformed lower-coupon securities. Finally, ABS performed well given attractive spreads and a shorter duration during a period of falling front-end interest rates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/28/2023)
Madison Aggregate Bond ETF NAV	4.81
Madison Aggregate Bond ETF Market	4.98
Bloomberg U.S. Aggregate Bond Index	4.10

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information. Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
Net Assets	$ 54,479,727
Holdings Count | $ / shares	199
Advisory Fees Paid, Amount	$ 161,267
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$54,479,727
Number of Holdings	199
Net Advisory Fee	$161,267
Portfolio Turnover	19%
Average Credit Quality	AA3
Effective Duration	5.56 yrs
30-Day SEC Yield	4.80%

Holdings [Text Block]

Security Type (% of net assets)
Mortgage-Backed Securities	32.8%
Corporate Bonds	32.3%
U.S. Treasury Securities	23.2%
Asset-Backed Securities	5.3%
Collateralized Mortgage Obligations	3.5%
Cash & Other	2.9%

Top 10 Issuers (% of net assets)
United States Treasury Note/Bond	23.2%
Federal Home Loan Mortgage Corp.	17.7%
Federal National Mortgage Association	16.6%
Chase Auto Owner Trust	1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.2%
Energy Transfer LP	1.0%
AbbVie, Inc.	1.0%
GE HealthCare Technologies, Inc.	1.0%
PNC Financial Services Group, Inc.	0.9%
Towd Point Mortgage Trust	0.9%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser.
Madison Investment Holdings, Inc., the holding company parent of the Funds’ advisor, Madison Asset Management, LLC (“MAM”), and distributor, MFD Distributor, LLC (“MFD”) underwent a change of control effective December 1, 2023. There were no material changes to the operations of the Fund, MAM or MFD as a result of the change of control.
Effective as of November 1, 2023, the Fund’s investment subadvisor, Toroso Investments, LLC underwent a name change and is now known as Tidal Investments LLC (“Tidal”). Effective October 1, 2023, Tidal waived the fees it receives from MAM for this Fund.
This is a summary of certain changes to the Fund since inception. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2024 at  https://www.madisonfunds.com/etfs/#documents or upon request at 800-767-0300.

Updated Prospectus Phone Number	800-767-0300
Updated Prospectus Web Address	https://www.madisonfunds.com/etfs/#documents
Madison Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Madison Covered Call ETF
Class Name	Madison Covered Call ETF
Trading Symbol	CVRD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Madison Covered Call ETF for the period of August 21, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Covered Call ETF	$80*	0.90%
[3]
Expenses Paid, Amount	$ 80	[3]
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Madison Covered Call ETF (NAV) returned 6.82% and (market) 6.76% from its inception through June 30th, 2024. Both lagged the CBOE S&P BuyWrite Index (BXM) Index which returned 10.30% and the S&P 500 Total Return Index which returned 25.72%.
Even though we understand that equity markets are inherently cyclical, there are periods of cognitive dissonance whereby the vast consensus believes the only direction for stocks is higher. Investors focus on very narrow drivers (Fed rate cuts, “AI”) while ignoring danger signs. That has certainly been the case since November of 2023. With the S&P 500 increasingly dominated by a handful of mega-cap growth stocks, the Fund was unable to keep up with the overall index since that rally began late last year. The Fund entered the year defensively postured as we grew increasingly wary of weakening economic and company fundamentals. A very small number of companies have had an undue influence on performance and perceived earnings growth of the overall index. In reality, this influence can also work in reverse order. Over the period, the Fund’s sector allocation somewhat detracted from performance as the Technology, Communication Services and Consumer Discretionary sectors were slightly underweight the index. These sectors hold the mega-cap growth companies that dominated performance. The Fund was also underweight in those mega-cap growth companies where most of the index performance came from. The Fund’s option overlay also held back performance relative to the S&P 500 Index which is normally the case during periods of strong upward market momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/21/2023)
Madison Covered Call ETF NAV	6.82
Madison Covered Call ETF Market	6.76
S&P 500 Total Return	25.72
Cboe S&P 500 BuyWrite Monthly Index	10.30

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information. Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
Net Assets	$ 71,238,013
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 533,677
Investment Company Portfolio Turnover	205.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$71,238,013
Number of Holdings	87
Net Advisory Fee	$533,677
Portfolio Turnover	205%
30-Day SEC Yield	1.51%
30-Day SEC Yield Unsubsidized	1.36%

Holdings [Text Block]

Top Sectors (% of net assets)
Technology	26.8%
Financials	13.2%
Health Care	12.3%
Consumer Discretionary	10.1%
Industrials	8.8%
Consumer Staples	6.8%
Communications	6.5%
Energy	5.3%
Materials	3.2%
Cash & Other	7.0%

Top 10 Issuers (% of net assets)
Danaher Corp.	3.7%
Las Vegas Sands Corp.	3.2%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
CME Group, Inc.	3.1%
Constellation Brands, Inc.	2.9%
Lowe’s Cos., Inc.	2.8%
Microchip Technology, Inc.	2.9%
Texas Instruments, Inc.	2.7%
Accenture PLC	2.6%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser.
Madison Investment Holdings, Inc., the holding company parent of the Funds’ advisor, Madison Asset Management, LLC (“MAM”), and distributor, MFD Distributor, LLC (“MFD”) underwent a change of control effective December 1, 2023. There were no material changes to the operations of the Fund, MAM or MFD as a result of the change of control.
Effective as of November 1, 2023, the Fund’s investment subadvisor, Toroso Investments, LLC underwent a name change is is now known as Tidal Investments LLC.
This is a summary of certain changes to the Fund since inception. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2024 at  https://www.madisonfunds.com/etfs/#documents or upon request at 800-767-0300.

Updated Prospectus Phone Number	800-767-0300
Updated Prospectus Web Address	https://www.madisonfunds.com/etfs/#documents
Madison Dividend Value ETF
Shareholder Report [Line Items]
Fund Name	Madison Dividend Value ETF
Class Name	Madison Dividend Value ETF
Trading Symbol	DIVL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Madison Dividend Value ETF for the period of August 14, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.madisonfunds.com/etfs/#documents. You can also request this information by contacting us at 800-767-0300.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-767-0300
Additional Information Website	https://www.madisonfunds.com/etfs/#documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Madison Dividend Value ETF	$58*	0.65%
[4]
Expenses Paid, Amount	$ 58	[4]
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period from inception through June 30, 2024, the Madison Dividend Value ETF (NAV) returned 2.35% and (market) 2.33%, which compared to the Russell 1000 Value return of 11.00% and the Lipper Equity funds Index return of 12.31%. The two primary factors that impacted performance were dividend stocks had among the lowest returns in the market and were historically out-of-favor vs the index. Additionally, the benchmark had some large Technology holdings that outperformed and don’t pay a dividend and are therefore outside of the fund’s investable universe.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/14/2023)
Madison Dividend Value ETF NAV	2.35
Madison Dividend Value ETF Market	2.33
Lipper Equity Income Funds Index	12.31
Russell 1000 Value Total Return	11.00

Updated Performance Information Location [Text Block]	Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information. Visit https://www.madisonfunds.com/etfs/#documents for more recent performance information.
Net Assets	$ 55,581,123
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 361,104
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$55,581,123
Number of Holdings	37
Net Advisory Fee	$361,104
Portfolio Turnover	60%
30-Day SEC Yield	2.40%
30-Day SEC Yield Unsubsidized	2.40%

Holdings [Text Block]

Top Sectors (% of net assets)
Financials	22.3%
Industrials	18.9%
Energy	12.1%
Technology	10.4%
Health Care	10.0%
Utilities	7.0%
Consumer Discretionary	6.6%
Consumer Staples	4.8%
Materials	3.2%
Cash & Other	4.7%

Top 10 Issuers (% of net assets)
NextEra Energy, Inc.	4.2%
Texas Instruments, Inc.	4.0%
AbbVie, Inc.	4.0%
Automatic Data Processing, Inc.	4.0%
Morgan Stanley	3.9%
Fastenal Co.	3.9%
EOG Resources, Inc.	3.8%
Bank of America Corp.	3.8%
Home Depot, Inc.	3.6%
Medtronic PLC	3.5%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser.
Madison Investment Holdings, Inc., the holding company parent of the Funds’ advisor, Madison Asset Management, LLC (“MAM”), and distributor, MFD Distributor, LLC (“MFD”) underwent a change of control effective December 1, 2023. There were no material changes to the operations of the Fund, MAM or MFD as a result of the change of control.
Effective as of November 1, 2023, the Fund’s investment subadvisor, Toroso Investments, LLC underwent a name change is is now known as Tidal Investments LLC.
This is a summary of certain changes to the Fund since inception. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2024 at  https://www.madisonfunds.com/etfs/#documents or upon request at 800-767-0300.

Updated Prospectus Phone Number	800-767-0300
Updated Prospectus Web Address	https://www.madisonfunds.com/etfs/#documents

[1]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[3]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.

[4]
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2024. Expenses would be higher if the Fund had been in operations for the full year.